T. ROWE PRICE New Horizons Fund
September 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 90.9%
COMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
GCI Liberty, Class A, EC (1) 6,047,898 —
—
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 70
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 699
769
Total Communication Services 769
CONSUMER DISCRETIONARY 6.7%
Automobile Components 0.0%
Atmus Filtration Technologies (2) 566,524 11,812
11,812
Diversified Consumer Services 0.1%
Duolingo (2) 90,596 15,027
Rover Group, Acquisition Date: 8/2/21, Cost $— (2)(3) 4,399,933 188
15,215
Hotels, Restaurants & Leisure 1.6%
Cava Group (2) 292,730 8,966
Cava Group, Acquisition Date: 3/26/21, Cost $44,312 (2)(3) 3,532,700 108,207
Wingstop  1,448,691 260,532
377,705
Household Durables 0.6%
NVR (2) 24,165 144,103
144,103
Specialty Retail 4.2%
Five Below (2)(4) 3,314,046 533,230
Floor & Decor Holdings, Class A (2) 4,854,318 439,316
Framebridge, EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186 (1)(2)(3) 2,186,159 984
973,530
Textiles, Apparel & Luxury Goods 0.2%
Moncler (EUR)  714,976 41,436
41,436
Total Consumer Discretionary 1,563,801

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.4%
Food Products 0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $19,384 (1)(2)(3) 801,662 4,185
4,185
Personal Care Products 0.4%
elf Beauty (2) 763,476 83,853
83,853
Total Consumer Staples 88,038
ENERGY 0.5%
Energy Equipment & Services 0.5%
Noble  1,634,013 82,763
Weatherford International (2) 378,865 34,223
Total Energy 116,986
FINANCIALS 0.9%
Financial Services 0.9%
FleetCor Technologies (2) 250,464 63,954
Toast, Class A (2) 8,093,397 151,589
Total Financials 215,543
HEALTH CARE 21.0%
Biotechnology 11.1%
ACADIA Pharmaceuticals (2) 1,710,563 35,648
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $8,852 (1)(2)(3) 8,851,872 8,409
Agios Pharmaceuticals (2) 577,025 14,281
Akero Therapeutics (2) 1,822,739 92,194
Allakos (2) 3,464,613 7,865
Alnylam Pharmaceuticals (2) 1,496,041 264,949
Alpine Immune Sciences (2) 868,022 9,939
Apellis Pharmaceuticals (2) 566,828 21,562
Arcellx (2) 371,917 13,344
Argenx, ADR (2) 1,080,026 530,973
Ascendis Pharma, ADR (2) 844,247 79,055
Avidity Biosciences (2) 3,355,873 21,411
BeiGene, ADR (2) 276,200 49,680
Blueprint Medicines (2) 2,099,006 105,412
C4 Therapeutics (2) 1,764,056 3,281
Centessa Pharmaceuticals, ADR (2) 1,010,699 6,539
Cerevel Therapeutics Holdings (2) 1,887,585 41,206
Crinetics Pharmaceuticals (2) 1,333,578 39,661
CureVac (2) 1,398,311 9,550
Cymabay Therapeutics (2) 722,396 10,771

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Day One Biopharmaceuticals (2) 1,263,473 15,503
Denali Therapeutics (2) 1,201,721 24,792
Disc Medicine (2) 301,138 14,147
Entrada Therapeutics (2) 1,782,330 28,161
EQRx, Warrants, 12/20/26 (2) 302,672 12
Generation Bio (2) 4,053,298 15,362
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 3,988
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 1,465
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 1,410
Ideaya Biosciences (2) 1,589,963 42,897
IGM Biosciences (2) 1,872,456 15,635
Immatics (2) 425,000 4,922
Immuneering, Class A (2) 1,515,381 11,638
Immunocore Holdings, ADR (2) 267,200 13,868
ImmunoGen (2) 648,356 10,289
Immunovant (2) 176,321 6,769
Insmed (2) 4,612,710 116,471
Intellia Therapeutics (2) 915,619 28,952
Ionis Pharmaceuticals (2) 1,120,349 50,819
Karuna Therapeutics (2) 686,904 116,149
Keros Therapeutics (2) 814,181 25,956
Kymera Therapeutics (2) 2,677,387 37,216
Leap Therapeutics, Acquisition Date: 9/28/20, Cost $794 (2)(3) 62,500 78
Legend Biotech, ADR (2) 391,230 26,279
Mirati Therapeutics (2) 414,414 18,052
Monte Rosa Therapeutics (2) 1,995,266 9,557
MoonLake Immunotherapeutics (2) 677,069 38,593
Morphic Holding (2) 935,914 21,442
Neurocrine Biosciences (2) 268,140 30,166
Nurix Therapeutics (2) 1,326,610 10,427
Nuvalent, Class A (2) 282,929 13,006
Prime Medicine (2) 1,175,757 11,217
Prothena (2) 1,700,253 82,037
RAPT Therapeutics (2) 2,021,130 33,591
RayzeBio (2) 407,774 9,053
Relay Therapeutics (2) 3,111,055 26,164
Replimune Group (2) 2,444,774 41,830
REVOLUTION Medicines (2) 1,734,294 48,005
Rocket Pharmaceuticals (2) 856,745 17,555
Sana Biotechnology (2) 2,059,966 7,972
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(3)(4) 229,118 638
Scholar Rock Holding (2)(4) 3,293,660 23,385

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Senti Biosciences (2) 1,388,791 590
SpringWorks Therapeutics (2) 406,536 9,399
Tenaya Therapeutics (2) 2,428,543 6,193
Ultragenyx Pharmaceutical (2) 932,755 33,253
Vaxcyte (2) 883,540 45,043
Xencor (2) 1,186,420 23,906
Zai Lab, ADR (2) 922,487 22,426
Zentalis Pharmaceuticals (2) 1,076,083 21,586
2,583,594
Health Care Equipment & Supplies 0.2%
Novocure (2) 467,070 7,543
Shockwave Medical (2) 232,511 46,293
53,836
Health Care Providers & Services 1.2%
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 1,811
Molina Healthcare (2) 882,169 289,255
291,066
Health Care Technology 3.0%
Veeva Systems, Class A (2) 3,452,426 702,396
702,396
Life Sciences Tools & Services 4.8%
Bio-Techne  2,156,005 146,759
Eurofins Scientific (EUR)  2,012,782 113,435
Olink Holding, ADR (2) 1,408,078 20,769
Repligen (2) 2,456,559 390,618
Sartorius Stedim Biotech (EUR)  263,306 62,641
West Pharmaceutical Services  1,047,846 393,162
1,127,384
Pharmaceuticals 0.7%
Arvinas (2) 1,246,330 24,478
EyePoint Pharmaceuticals (2) 674,339 5,388
Longboard Pharmaceuticals (2) 765,635 4,257
Pliant Therapeutics (2) 1,585,629 27,495
Structure Therapeutics, ADR (2) 709,313 35,763
Ventyx Biosciences (2) 1,720,586 59,756
157,137
Total Health Care 4,915,413
INDUSTRIALS & BUSINESS SERVICES 31.8%
Commercial Services & Supplies 0.8%
MSA Safety  263,632 41,562
Rentokil Initial (GBP)  18,203,640 135,155
176,717

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 1.2%
WillScot Mobile Mini Holdings (2) 6,930,603 288,244
288,244
Electrical Equipment 1.9%
Hubbell  1,385,114 434,109
434,109
Ground Transportation 5.1%
Convoy, Warrants, 3/15/33, Acquisition Date: 3/24/23, Cost $— (1)
(2)(3) 328,538 —
JB Hunt Transport Services  872,677 164,517
Old Dominion Freight Line  1,441,502 589,776
Saia (2) 1,109,555 442,324
1,196,617
Industrial Conglomerates 2.7%
Roper Technologies  1,322,590 640,504
640,504
Machinery 8.1%
Esab  954,029 66,992
IDEX  2,698,748 561,393
Ingersoll Rand  10,318,877 657,519
RBC Bearings (2) 1,322,275 309,584
Toro  3,730,537 310,008
1,905,496
Passenger Airlines 0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)(3) 1,049,318 —
—
Professional Services 8.7%
Booz Allen Hamilton Holding  4,673,160 510,636
Ceridian HCM Holding (2)(4) 11,210,773 760,651
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)(2)
(3)(4) 2,653,566 14,329
Paylocity Holding (2)(4) 4,166,762 757,101
2,042,717
Trading Companies & Distributors 3.3%
SiteOne Landscape Supply (2)(4) 4,430,889 724,229
Xometry, Class A (2) 2,135,388 36,259
760,488
Total Industrials & Business Services 7,444,892

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 29.5%
Electronic Equipment, Instruments & Components 3.2%
Novanta (2) 487,938 69,990
Teledyne Technologies (2) 1,633,208 667,296
737,286
IT Services 6.8%
Endava, ADR (2)(4) 6,919,877 396,855
Globant (2)(4) 3,699,927 732,030
MongoDB (2) 1,310,282 453,174
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,411 (1)
(2)(3) 118,816 8,663
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)(2)(3) 408,330 7,991
1,598,713
Semiconductors & Semiconductor Equipment 3.0%
Entegris  5,323,639 499,943
Lattice Semiconductor (2) 694,258 59,657
Monolithic Power Systems  292,110 134,955
694,555
Software 16.5%
Atlassian, Class A (2) 2,428,630 489,393
BILL Holdings (2) 6,511,990 707,007
Confluent, Class A (2) 2,086,602 61,784
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 335,808 24,682
Datadog, Class A (2) 4,641,207 422,768
Descartes Systems Group (2)(4) 4,220,022 309,665
Dynatrace (2) 1,149,672 53,724
Evernote Chinese Cash Escrow, EC (1) 429,118 408
Evernote Equity Holder Expense Fund, EC (1) 15,815 15
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)(3) 2,129,852 32,757
HubSpot (2) 1,265,403 623,211
Monday.com (2) 2,340,938 372,724
Procore Technologies (2) 8,315,567 543,173
Samsara, Class A (2) 8,025,995 202,335
Socure, Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 753
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)(3) 657,558 2,900
Zscaler (2) 56,023 8,717
3,856,016
Total Information Technology 6,886,570
MATERIALS 0.1%
Chemicals 0.0%
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 102
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 90

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (2)(3) 217,921 81
273
Metals & Mining 0.1%
Reliance Steel & Aluminum  96,045 25,186
25,186
Total Materials 25,459
Total Common Stocks (Cost $16,610,996) 21,257,471
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $2,279 (1)(2)(3) 2,279,182 2,279
Jetclosing, 4.00%, 12/31/23, Acquisition Date: 3/14/22,
Cost $2,500 (1)(2)(3) 2,500,000 1,162
Total Convertible Bonds (Cost $4,779) 3,441
CONVERTIBLE PREFERRED STOCKS 4.9%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)(3) 2,632,810 1,237
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,850 (1)(2)
(3) 1,375,830 949
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)(2)(3) 2,337,940 2,174
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)(2)
(3) 682,712 683
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)(3) 884,802 611
5,654
Media 0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 1,357
1,357
Total Communication Services 7,011
CONSUMER DISCRETIONARY 0.6%
Hotels, Restaurants & Leisure 0.5%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 10,746
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 25,843
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 33,192
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 6,488

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 31,399
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 11,160
118,828
Specialty Retail 0.1%
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,655 (1)(2)
(3)(4) 1,756,494 19,655
19,655
Total Consumer Discretionary 138,483
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $25 (1)(2)(3) 1,323 7
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $29 (1)(2)(3) 852 4
Total Consumer Staples 11
FINANCIALS 0.1%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 11,034
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (1)(2)(3)(5) 24,002 11,035
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 1,944
24,013
Insurance 0.0%
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940 (1)
(2)(3)(4) 936,022 —
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147 (1)(2)(3)(4) 167,743 —
Go Maps, Series B-3, Acquisition Date: 11/21/22, Cost $4,837 (1)
(2)(3)(4) 605,644 —
Jetclosing, Series A, Acquisition Date: 5/25/18, Cost $8,916 (1)
(2)(3) 4,570,635 —
Jetclosing, Series B-1, Acquisition Date: 7/13/20 - 2/25/21,
Cost $8,764 (1)(2)(3) 6,554,775 —
Jetclosing, Series B-2, Acquisition Date: 2/6/20, Cost $1,328 (1)
(2)(3) 1,168,452 —
—
Total Financials 24,013

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 1.8%
Biotechnology 1.1%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 10,269
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671 (1)(2)(3) 5,677,732 30,376
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 17,849
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128 (1)(2)(3) 1,477,112 31,756
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $6,173 (1)(2)(3) 287,120 6,173
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,008 (1)(2)(3)(4) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3)(4) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3)(4) 753,779 3,850
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)(3) 1,189,622 21,759
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531 (1)
(2)(3) 910,093 35,839
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(2)(3) 665,388 27,560
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400 (1)
(2)(3) 177,721 7,589
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,335 (1)
(2)(3) 113,018 4,995
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602 (1)(2)(3) 115,207 4,154
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 - 9/26/22,
Cost $22,682 (1)(2)(3) 2,897,679 22,682
269,798
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865 (1)
(2)(3)(4) 9,149,620 9,294
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 18,745
28,039

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 0.1%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057 (1)(2)(3)
(5) 2,611,790 —
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)
(3) 617,862 1,811
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 5,645
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,814 (1)(2)(3) 600,689 8,662
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,422 (1)
(2)(3) 44,229 1,681
17,799
Life Sciences Tools & Services 0.5%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372 (1)(2)
(3) 2,080,677 6,055
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 110,381
116,436
Total Health Care 432,072
INDUSTRIALS & BUSINESS SERVICES 0.5%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 13,254
13,254
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)(2)
(3) 1,453,824 14,654
FLEXE, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 4,532
19,186
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,159 (1)(2)
(3) 2,979,808 8,493
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263 (1)(2)
(3) 1,939,655 7,739
Convoy, Series E, Acquisition Date: 9/30/21, Cost $10,692 (1)(2)
(3) 648,097 2,923
19,155
Professional Services 0.2%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)(2)
(3)(4) 5,552,310 29,983

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)(3)
(4) 4,517,982 24,397
54,380
Total Industrials & Business Services 105,975
INFORMATION TECHNOLOGY 1.9%
IT Services 0.5%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 10,782
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)(2)
(3)(4) 288,891 3,493
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 153
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 74,998
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606 (1)
(2)(3) 47,506 3,464
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,169 (1)
(2)(3) 29,532 2,153
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631 (1)
(2)(3) 13,714 1,000
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 1,799
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205 (1)(2)(3) 9,150 179
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 195
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118 (1)(2)(3) 1,163,260 22,765
120,981
Software 1.4%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522 (1)
(2)(3) 1,782,729 131,031
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 216,243 15,894
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)(3) 464,700 7,147
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)(2)
(3) 867,510 13,342
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)(3) 2,755,737 42,383
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)(3) 2,196,921 33,789
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 6,486
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 18,384
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3) 2,889,530 20,776

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(2)(3) 278,205 2,000
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679 (1)(2)
(3) 166,753 915
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 751
Socure, Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 14
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)(2)(3) 317,219 1,742
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)(2)
(3) 6,430,431 28,358
323,012
Total Information Technology 443,993
Total Convertible Preferred Stocks (Cost $965,637) 1,151,558
PREFERRED STOCKS 1.0%
HEALTH CARE 1.0%
Life Sciences Tools & Services 1.0%
Sartorius (EUR)  659,947 223,520
Total Health Care 223,520
Total Preferred Stocks (Cost $139,791) 223,520
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 5.40% (4)(6) 674,692,797 674,693
Total Short-Term Investments (Cost $674,693) 674,693
Total Investments in Securities 99.7%
(Cost $18,395,896) $ 23,310,683
Other Assets Less Liabilities 0.3% 68,735
Net Assets 100.0% $ 23,379,418
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,379,479 and represents 5.9% of net assets.

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Babyco, Class A  $ — $ — $ —
Ceridian HCM Holding  (1,283) 53,490 —
Checkr  — (6,103) —
Checkr, Series C  — (12,770) —
Checkr, Series D  — (10,391) —
Descartes Systems Group  36,471 (1,892) —
Endava, ADR  355 (130,977) —
Entegris  (77,504) 249,880 1,641
Evolve Vacation Rental Network, Series 4  — (3,154) —
Evolve Vacation Rental Network, Series 5  — (7,583) —
Evolve Vacation Rental Network, Series 6  — (9,740) —
Evolve Vacation Rental Network, Series 7  — (1,904) —
Evolve Vacation Rental Network, Series 8  — (9,214) —
Evolve Vacation Rental Network, Series 9  — (3,274) —
Five Below  8 (127,286) —
Floor & Decor Holdings, Class A  3,258 128,407 —
Genesis Therapeutics, Series A  — — —
Genesis Therapeutics, Series A-2  — — —
Genesis Therapeutics, Series B  — — —
Globant  73 114,216 —
Go Maps, Series B  — (9,344) —
Go Maps, Series B-1  — (1,675) —
Go Maps, Series B-3  — (6,046) —
Haul Hub, Series B  — (6,048) —
Haul Hub, Series C  — (1,958) —
HubSpot  195,155 187,054 —
Jetclosing, 4.00%, 12/31/23  — — 75
Jetclosing, Series A  — — —
Jetclosing, Series B-1  — — —
Jetclosing, Series B-2  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Minted, Series E  — (4,146) —
Paylocity Holding  41,662 (78,283) —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
RBC Bearings  $ (4,454) $ 57,982 $ —
Repligen  (14,706) (247) —
Saia  125,017 237,848 —
Scholar Rock, Warrants, 12/31/25  — (524) —
Scholar Rock Holding  21 (6,441) —
SecurityScorecard, Series E  — 793 —
SiteOne Landscape Supply  (20,056) 215,745 —
Wingstop  31,583 52,118 441
T. Rowe Price Government Reserve Fund, 5.40% — — 29,399
Affiliates not held at period end 248,931 (310,789) —
Totals $ 564,531# $ 547,744 $ 31,556+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
Babyco, Class A  $ — $ — $ — $ *
Burlington Stores  669,300 124,070 482,581 —
Ceridian HCM Holding  733,642 76,035 102,516 760,651
Checkr  20,432 — — 14,329
Checkr, Series C  42,753 — — 29,983
Checkr, Series D  34,788 — — 24,397
Descartes Systems Group  451,675 — 140,118 309,665
Endava, ADR  504,688 23,395 251 396,855
Entegris  518,485 141,204 409,626 *
Evolve Vacation Rental Network,
Series 4  13,900 — — 10,746
Evolve Vacation Rental Network,
Series 5  33,426 — — 25,843
Evolve Vacation Rental Network,
Series 6  42,932 — — 33,192
Evolve Vacation Rental Network,
Series 7  8,392 — — 6,488
Evolve Vacation Rental Network,
Series 8  40,613 — — 31,399
Evolve Vacation Rental Network,
Series 9  14,434 — — 11,160
Five Below  — 660,953 437 533,230
Floor & Decor Holdings, Class A  412,359 58,384 159,834 *
Genesis Therapeutics, Series A  6,008 — — 6,008
Genesis Therapeutics, Series
A-2  391 — — 391
Genesis Therapeutics, Series B  — 3,850 — 3,850
Globant  407,574 210,829 589 732,030
Go Maps, Series B  9,344 — — —
Go Maps, Series B-1  1,675 — — —
Go Maps, Series B-3  6,046 — — —
Haul Hub, Series B  16,830 — — 10,782
Haul Hub, Series C  5,451 — — 3,493
HubSpot  706,705 145,457 416,005 *
Jetclosing, 4.00%, 12/31/23  1,162 — — *
Jetclosing, Series A  — — — *
Jetclosing, Series B-1  — — — *
Jetclosing, Series B-2  — — — *
Kardium, Series D-5  9,294 — — 9,294

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
09/30/23
Kardium, Series D-6  $ 18,745 $ — $ — $ 18,745
Minted, Series E  23,801 — — 19,655
Paylocity Holding  743,473 132,664 40,753 757,101
RBC Bearings  454,861 — 203,259 *
Repligen  601,780 22,472 233,387 *
Saia  433,878 5,050 234,452 *
Scholar Rock, Warrants,
12/31/25  1,162 — — 638
Scholar Rock Holding  29,848 — 22 23,385
SecurityScorecard, Series E  17,591 — — *
SiteOne Landscape Supply  482,105 87,429 61,050 724,229
Wingstop  255,281 134,940 181,807 *
T. Rowe Price Government
Reserve Fund, 5.40% 399,266  ¤  ¤ 674,693
Total $ 5,172,232^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $31,481 of dividend income and $75 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,586,829.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Horizons Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing

T. ROWE PRICE New Horizons Fund

services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2023, totaled $(244,659,000) for the period ended September 30, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 20,679,901 $ 462,051 $ 115,519 $ 21,257,471
Convertible Bonds — — 3,441 3,441
Convertible Preferred Stocks — — 1,151,558 1,151,558
Preferred Stocks — 223,520 — 223,520
Short-Term Investments 674,693 — — 674,693
Total $ 21,354,594 $ 685,571 $ 1,270,518 $ 23,310,683
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
9/30/23
Investment in
Securities
Common Stocks $ 256,024 $ 16,130 $ 20,257 $ (176,904) $ 12 $ 115,519
Convertible Bonds 1,162 — 2,279 — — 3,441
Convertible Preferred
Stocks 1,437,295 (222,935) 29,245 (92,047) — 1,151,558
Total $ 1,694,481 $ (206,805) $ 51,781 $ (268,951) $ 12 $ 1,270,518

T. ROWE PRICE New Horizons Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$115,519 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
57% Decrease
Expected
present value
Discount rate
for cost of
equity
5% - 11% 6% Decrease
Timing of
events
2.08 yrs 2.08 yrs Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.4x
– 9.8x
6.5x Increase
Sales growth
rate
7% - 55% 24% Increase
Enterprise
value to gross
profit multiple
1.8x
– 13.1x
9.4x Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
11%
- 37%
23% Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Enterprise
value to
billings
multiple
5.4x 5.4x Increase
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Bonds
$3,441 Recent
comparable
transaction
price(s)
—# —# —# —#
Estimated
liquidation
value
—# —# —# —#
Convertible
Preferred
Stocks
$1,151,558 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
cumulative
preferred
dividend rights
9% - 23% 13% Increase
Discount for
uncertainty
50% 50% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Probability
for potential
outcome
5% - 70% 33% Increase
Enterprise
value to sales
multiple
1.0x
- 13.5x
5.5x Increase
Sales growth
rate
1% - 66% 23% Increase
Enterprise
value to gross
profit multiple
1.8x
- 16.6x
7.4x Increase
Gross profit
growth rate
5% - 37% 20% Increase
Enterprise
value to
EBITDA
multiple
7.5x 7.5x Increase
EBITDA
growth rate
65% 65% Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Projected
enterprise
value to sales
multiple
6.5x
– 7.9x
7.2x Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Enterprise
value to
billings
multiple
5.4x
– 5.7x
5.5x Increase

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Rate of return 40% 40% Increase
Discount rate
for cost of
capital
15%
- 40%
17% Decrease
Discount for
uncertainty
80%
- 100%
98% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
—# —# —# —#
Discount
for lack of
collectability
100% 100% Decrease

T. ROWE PRICE New Horizons Fund

Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F42-054Q3 09/23